Other Long-Term Liabilities (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Other Long Term Liabilities [Line Items]
Provision for environmental remediation, net of current portion	76	[1]	77	[1]
Provision for restructuring, net of current portion(2)(Note 4)	21	[2]	27	[2]
Deferred gains on sale leaseback transactions	31		34
Deferred revenue on rights-of-way license agreements, net of current portion	31		33
Stock-based compensation liabilities, net of current portion	69		26
Asset retirement obligations (Note 21)	24		23		23
Deferred retirement compensation (Note 28)	16		16
Other, net of current portion	70		70
Total other long-term liabilities	338		306

[1]	As at December 31, 2013, the aggregate provision for environmental remediation, including the current portion was $90 million (2012 - $89 million).
[2]	As at December 31, 2013, the aggregate provision for restructuring, including the current portion was $50 million (2012 - $89 million).